Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) (10-K) ₪ in Thousands, $ in Thousands	Jun. 30, 2021 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)
Cash	$ 4,225		$ 1,866		$ 235
NIS [Member]
Cash | ₪		₪ 16		₪ 25
US Dollars [Member]
Cash			$ 1,850		$ 210